Subsequent Events	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed financial statements were issued. Based on this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On October 5, 2022, the Company filed Form 8-K with SEC, to announce the First Amendment to the previously announced Business Combination Agreement dated August 26, 2022.

On October 5, 2022, the Company filed Form -S-4 with SEC with respect to the Business Combination. In connection with the filing of Form S-4, the Company’s Business Combination Period was automatically extended to January 15, 2023.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 26, 2022 the amounts outstanding as of December 31, 2021 and subsequent activity through April 26, 2022, associated with due to and due from related party were repaid in full.